COMMITMENTS (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jan. 23, 2020	Dec. 31, 2023
COMMITMENTS
Amount of purchase orders for the acquisition of PPE		$ 2,944
Amount of purchase order for operations		$ 3,102
Percentage of royalty buy back right		3.00%
Price of royalty buy back right		$ 4,306
Percentage of royalty interest rate		1.00%
Amount of commitments related to the construction of the graphite purification demonstration plant		$ 1,306
Percentage of interest accrual		9.00%
Percentage of NSR		0.20%
Amount of purchase price of tranche		$ 200
Percentage of contribution of net future positive cash flow after taxes to municipality	2.00%
Minimum payment	$ 400